ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial information of the entity's VIE and VIE's subsidiaries
VIE service revenue percentage	100.00%	100.00%	100.00%
VIE service assets percentage	61.00%	53.00%
VIE service liabilities percentage	98.00%	96.00%
Balance sheet
Cash and cash equivalents	$ 113,825	$ 117,063	$ 211,944	$ 217,746
Prepaid expense and other current assets	14,813	16,642
Total current assets	229,654	272,094
Total assets	278,949	331,618
Total current liabilities	144,548	148,876
Total liabilities	168,235	179,119
Total equity	110,714	152,499	129,227	161,351
Income statement and cash flow statement
Net revenues	338,314	347,047	293,157
Net (loss) income	(10,022)	16,151	1,965
Net cash provided by operating activities	4,796	46,756	54,644
Net cash used in investing activities	30,236	(120,814)	(43,743)
VIE and its subsidiaries
Balance sheet
Cash and cash equivalents	54,730	56,947
Prepaid expense and other current assets	12,738	12,902
Total current assets	137,492	129,836
Total assets	170,852	175,603
Deferred revenue	126,148	133,854
Total current liabilities	141,698	142,539
Total liabilities	165,385	172,522
Total equity	5,467	3,081
Income statement and cash flow statement
Net revenues	338,314	347,047	293,157
Net (loss) income	4,069	10,089	6,282
Net cash provided by operating activities	(11,256)	43,003	48,370
Net cash used in investing activities	11,875	(48,532)	(37,363)
Consolidated assets that are collateral for the VIE's obligations	$ 0
Beijing Xueda Information Technology Co., Ltd. ("Xueda Information") | Xuecheng Century (Beijing) Information Technology Co., Ltd. ("Xuecheng Century")
Financial information of the entity's VIE and VIE's subsidiaries
Term of the exclusive technology consulting and service agreement between Xueda Information and Xuecheng Century	10 years
Automatic extendable term of the exclusive technology consulting and service agreement between Xueda Information and Xuecheng Century	10 years
Period of written notice by Xuecheng Century required to terminate agreement	30 days
Term of the pledge agreement between Xuecheng Century and the shareholders of Xueda Information	10 years